Prepaid expenses	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses

Note 4 – Prepaid expenses

As of December 31, 2025 and 2024, prepaid expenses consisted of the following:

	December 31,	December 31,
	2025	2024
Insurance	$180,970	$19,807
Legal retainer	–	30,000
Security deposit	–	7,819
Advertising and marketing	18,345	–
Other prepaid operating expenses	94,705	16,503
Deposit on purchase of inventories	23,000	–
	$317,020	$74,129